Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 488
Change in defined benefit obligations:
Current service cost	64	$ 57
Interest income (cost)	(17)	(18)
Curtailment losses (gains)	0	1
Settlements	2	0
Foreign exchange rate movement	2	6
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	305	306
Fair value of plan assets	3,909	3,596
Defined benefit (obligation)	(4,337)	(4,084)
Net defined benefit liability (asset) - ending balance	428	488
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	209
Change in defined benefit obligations:
Current service cost	58	52
Interest income (cost)	(8)	(8)
Curtailment losses (gains)	0	1
Settlements	2	0
Foreign exchange rate movement	0	2
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	305	306
Fair value of plan assets	3,909	3,596
Defined benefit (obligation)	(4,060)	(3,805)
Net defined benefit liability (asset) - ending balance	151	209
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	279
Change in defined benefit obligations:
Current service cost	6	5
Interest income (cost)	(9)	(10)
Curtailment losses (gains)	0	0
Settlements	0	0
Foreign exchange rate movement	2	4
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(277)	(279)
Net defined benefit liability (asset) - ending balance	277	279
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	4,084	3,720
Change in defined benefit obligations:
Current service cost	64	57
Interest income (cost)	(119)	(133)
Actuarial losses (gains)	277	380
Benefits paid	(198)	(172)
Curtailment losses (gains)	0	1
Settlements	(5)	0
Foreign exchange rate movement	(4)	(35)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	4,337	4,084
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,805	3,458
Change in defined benefit obligations:
Current service cost	58	52
Interest income (cost)	(110)	(123)
Actuarial losses (gains)	278	360
Benefits paid	(184)	(158)
Curtailment losses (gains)	0	1
Settlements	(5)	0
Foreign exchange rate movement	(2)	(31)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	4,060	3,805
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	279	262
Change in defined benefit obligations:
Current service cost	6	5
Interest income (cost)	(9)	(10)
Actuarial losses (gains)	(1)	20
Benefits paid	(14)	(14)
Curtailment losses (gains)	0	0
Settlements	0	0
Foreign exchange rate movement	(2)	(4)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	277	279
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,596)	(3,253)
Change in defined benefit obligations:
Interest income (cost)	102	115
Benefits paid	(198)	(172)
Settlements	(7)	0
Foreign exchange rate movement	1	(30)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	305	306
Employer contributions	111	125
Net defined benefit liability (asset) - ending balance	(3,909)	(3,596)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,596)	(3,253)
Change in defined benefit obligations:
Interest income (cost)	102	115
Benefits paid	(184)	(158)
Settlements	(7)	0
Foreign exchange rate movement	1	(30)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	305	306
Employer contributions	97	111
Net defined benefit liability (asset) - ending balance	(3,909)	(3,596)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(14)	(14)
Settlements	0	0
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	14	14
Net defined benefit liability (asset) - ending balance	$ 0	$ 0